As filed with the Securities and Exchange Commission on March 9, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

ADVISOR CLASS (FARAX)

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2016

TABLE OF CONTENTS

SHAREHOLDER LETTER	1

EXPENSE EXAMPLE	3

CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	5

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	12

CONSOLIDATED STATEMENT OF OPERATIONS	13

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS	14

CONSOLIDATED FINANCIAL HIGHLIGHTS	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	18

ADDITIONAL INFORMATION	31

PRIVACY NOTICE	33

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st to December 31st 2016

The second half of 2016 was memorable for its market volatility, political surprises and dramatic market reversals in comparison with the first half of the year. Broadly, global asset class returns mirrored the improving global growth and inflation outlook, with the best performing markets in the second half of 2016 all linked to the global reflation theme.

Most notably in Japan, the combination of easier fiscal and monetary policy, with the government announcing an expansionary fiscal package and the Bank of Japan introducing a yield target on the ten-year bond, proved to be a pivotal point. The Japanese Yen subsequently experienced the largest depreciation against the US Dollar since the end of July, losing 12.2% of its value.

In the UK, the Bank of England responded to post-Brexit uncertainty: quantitative easing was resumed, interest rates were cut to 0.25% and a new bank lending scheme was announced to ensure lower rates were transmitted into the economy. The suite of easing measures resulted in the falling yields of UK Gilt.

Equity returns in the third quarter were positive across the major indices, with emerging markets leading the strong performance (+7.7%)1. Japanese equities (+7.5%)2 also outperformed following the announcement of a fiscal stimulus package. European equities lagged (+5.1%)3 as disappointment surrounding the lack of further stimulus from the ECB weighed on prices.

The fourth quarter produced one of the largest macro shocks of the year as Donald Trump won the US presidential election. US equity markets reacted favorably to the surprise victory, returning +3.4%4, as expectations of lower taxes and regulation, and higher infrastructure spending were factored into equity prices. At the same time, inflation expectations continued to increase, leading, in part, to a broad sell-off in bonds (-1.7%)5.

As the global economy enters 2017, Fulcrum’s economic models suggest that global growth is stronger than at any point since 2010. The latest monthly estimates show that growth has recovered markedly from the low points reached in March 2016, when fears of global recession were mounting.

Fund Performance

From July 1st 2016 to December 31st 2016, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of 2.39%.

1 MSCI Emerging Markets Index measures the equity market performance of the emerging markets (Source: MSCI)
2 MSCI Japan Index measures the equity market performance in Japan (Source: MSCI)
3 MSCI Europe ex UK measures the equity market performance of the developed markets in the Europe, excluding United Kingdom (Source: MSCI)
4 MSCI USA measures the equity market performance of the United States (Source: MSCI)
5 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty‐four local currency markets. This multi‐currency benchmark includes treasury, government‐related, corporate and securitized fixed‐rate bonds from both developed and emerging markets issuers. (Source: Barclays)

Over the second half of the year, the Fund’s positive performance was driven by gains in equities (+2.1%) and fixed income & currencies (+0.6%), while commodities and diversifying strategies made small losses (-0.3% and -0.4%, respectively).

Within equities, our Japanese policy theme and exposure to Japanese equities relative to Europe was a key driver of returns. Further contributions came from long emerging market positions and US Financials and Infrastructure positions which we added following the US election result as part of our Fiscal Reflation theme.

As a continuation of our Japanese policy theme and Monetary Policy divergence, our negative stance on the Japanese Yen against both the US Dollar and Euro added meaningfully to returns. Exposure to the Mexican Peso detracted from returns and has subsequently been closed.

Exposure to precious metals within commodities gave back gains made in the first half of the year. While we believe the portfolio is positioned to benefit from a global reflationary environment, diversification remains a key component of our strategy. Consequently, assets such as precious metals play an important role in the portfolio, particularly at times when central bank effectiveness is being questioned and a significant portion of government bond markets trade with negative yields.

Following the US election result, we swiftly re-orientated the portfolio to reflect a more positive macro outlook. In particular, we reduced exposure to government bonds and emerging markets, while initiating a positive stance on the US dollar. These changes insulated the portfolio from the large reversals across these asset classes and added significant value over the remainder of the year.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

It is not possible to invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
Expense Example
December 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Advisor Class
Actual Fund Return	$1,000.00	$1,022.40	1.41%	$1.99
Hypothetical 5% Return	$1,000.00	$1,018.10	1.41%	$1.99
Institutional Class
Actual Fund Return	$1,000.00	$1,023.90	1.13%	$5.76
Hypothetical 5% Return	$1,000.00	$1,019.51	1.13%	$5.75
Super Institutional Class
Actual Fund Return	$1,000.00	$1,023.90	1.06%	$5.42
Hypothetical 5% Return	$1,000.00	$1,019.85	1.06%	$5.41

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options
December 31, 2016 (Unaudited)

*  Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Risk Contribution
December 31, 2016 (Unaudited)

Standalone Risk* by Category

24
23
22
21
20
19
18
17
16
15
14
13
12
11
10
9
8
7
6
5
4
3
2
1

	Individual Risk - Equities	5.90%
1	Global Equities	3.1
2	Gold Miners	0.6
3	US Banks Relative	0.5
4	Short Emerging Markets Equities	0.4
5	US Infrastructure	0.4
6	Japan Call Spread	0.4
7	Short Consumer Discretionary	0.2
8	Short US Technology	0.2
9	US Healthcare Relative	0.1
	Individual Risk - Fixed Income	**2.70%**
10	US vs German Interest Rates	0.8
11	Short European Periphery	0.5
12	US Curve Steepener	0.4
13	Brazilian Rates	0.4
14	Short Gilts	0.2
15	Japanese Curve Steepener	0.2
16	India 5 year	0.2
	Individual Risk - Currencies	**2.90%**
17	US Dollar vs Emerging Markets	1.1
18	Euro vs Japanese Yen	0.9
19	Swedish Krona vs Euro	0.4
20	Mexican Peso vs US Dollar	0.3
21	Euro vs US Dollar	0.1
22	Indonesian Rupiah vs Korean Won	0.1
	Individual Risk - Commodities	**0.30%**
23	Gold	0.3
24	**Individual Risk - Diversifying Strategies**	**1.00%**
	Sum of Individual Volatility Risk	**12.80%**

*
Standalone risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 12/31/16. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

PURCHASED OPTIONS - 0.9%	Contracts		Value
Put Options - 0.2%
E-mini S&P 500 Options, at $2,180, January 31, 2017	349		$266,985
E-mini S&P 500 European Style Options, at $2,100, February 17, 2017	406		237,510
Total Put Options Purchased (Premiums Paid $794,104)			504,495

Call Options - 0.7%
10-Year US Treasury Note Futures at $125, January 27, 2017	257		92,359
Precidian ETFS TR Maxis Nikkei 225 Index at 18,500 JPY, February 10, 2017 (3)	184		1,409,027
Total Call Options Purchased (Premiums Paid $589,438)			1,501,386

Currency Option - 0.0%	Notional
USD Put / EUR Call at 1.100, January 27, 2017 (1)	53,045,300	USD	59,290
Total Currency Option Purchased (Premiums Paid $215,863)			59,290

TOTAL PURCHASED OPTIONS (Cost $1,599,405)			2,065,171

SHORT-TERM INVESTMENTS - 80.9%	Principal
French Discount Treasury Bill - 2.3% (1) (2)	Amount
(0.819%), 05/24/2017	4,700,000	EUR	4,963,473
Total French Discount Treasury Bill (Cost $4,993,786)			4,963,473

German Treasury Bill - 8.3% (1) (2)
(0.972%), 03/15/2017	17,250,000	EUR	18,193,994
Total German Treasury Bill (Cost $19,372,532)			18,193,994

United States Treasury Bills - 70.3% (2)
0.403%, 01/19/2017	43,700,000	USD	43,692,090
0.434%, 02/09/2017	10,000,000	USD	9,995,460
0.469%, 03/02/2017	30,000,000	USD	29,977,050
0.541%, 04/20/2017	20,000,000	USD	19,968,280
0.551%, 04/27/2017	43,000,000	USD	42,926,814
0.602%, 05/25/2017	7,600,000	USD	7,581,935
Total United States Treasury Bills (Cost $154,153,312)			154,141,629

TOTAL SHORT-TERM INVESTMENTS (Cost $178,519,630)			177,299,096

Total Investments (Cost $180,119,035) - 81.8%			179,364,267
Other Assets in Excess of Liabilities - 18.2%			40,012,698
TOTAL NET ASSETS - 100.00%			$219,376,965

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Position held in Subsidiary.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

WRITTEN OPTIONS - (0.4%)

Put Options Written - (0.1%)	Contracts	Value
E-mini S&P Options at $2,130, January 31, 2017	(349)	$(148,325)
E-mini S&P 500 European Style Options, at $2,000, February 17, 2017	(406)	(103,530)
Total Put Options Written (Premiums Received $412,696)		(251,855)

Call Option Written - (0.3%)
Precidian ETFS TR Maxis Nikkei 225 Index at 19,250 JPY, February 10, 2017 (1) (2)	(184)	(645,476)
Total Call Option Written (Premiums Received $179,924)

TOTAL WRITTEN OPTIONS (Premiums Received $592,620)		$(897,331)

FORWARD CURRENCY CONTRACTS (3)

Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2016	Currency Received	Receive Amount	USD Value December 31, 2016	Unrealized Appreciation/ (Depreciation)
March 15, 2017	BRL	25,186,121	$7,578,876	USD	7,295,363	$7,295,363	$(283,513)
March 15, 2017	CLP	27,237,300	40,451	USD	40,000	40,000	(451)
March 15, 2017	EUR	12,079,000	12,763,507	SEK	118,039,612	13,014,236	250,729
March 15, 2017	EUR	17,250,000	18,227,543	USD	19,545,975	19,545,975	1,318,432
March 15, 2017	INR	424,762,280	6,205,439	USD	6,211,341	6,211,341	5,902
March 15, 2017	JPY	3,000,152,694	25,766,843	EUR	24,402,000	25,784,841	17,998
March 15, 2017	KRW	23,664,828,340	19,595,362	USD	19,951,906	19,951,906	356,544
March 15, 2017	MYR	10,698,765	2,379,089	USD	2,376,711	2,376,711	(2,378)
March 15, 2017	NOK	1,471,202	170,453	USD	170,000	170,000	(453)
March 15, 2017	PHP	38,718,968	776,807	USD	768,995	768,995	(7,812)
March 15, 2017	PLN	4,170,180	995,235	USD	1,001,402	1,001,402	6,167
March 15, 2017	RUB	627,280	10,066	USD	10,000	10,000	(66)
March 15, 2017	SEK	20,675,817	2,279,573	USD	2,271,043	2,271,043	(8,530)
March 15, 2017	SGD	512,489	353,758	USD	359,173	359,173	5,415
March 15, 2017	TRY	3,588,123	1,001,040	USD	1,011,776	1,011,776	10,736
March 15, 2017	TWD	162,596,211	5,062,385	USD	5,110,618	5,110,618	48,233
March 15, 2017	USD	861,031	861,031	BRL	2,931,787	882,218	21,187
March 15, 2017	USD	936,121	936,121	CLP	618,229,491	918,254	(17,867)
March 15, 2017	USD	3,629,583	3,629,583	IDR	49,322,464,104	3,620,661	(8,922)
March 15, 2017	USD	1,874,652	1,874,652	INR	127,689,946	1,865,449	(9,203)
March 15, 2017	USD	739,255	739,255	KRW	862,827,060	714,453	(24,802)
March 15, 2017	USD	4,999,053	4,999,053	MXN	104,090,289	4,971,019	(28,034)
March 15, 2017	USD	1,956,992	1,956,992	NOK	16,568,736	1,919,653	(37,339)
March 15, 2017	USD	300,000	300,000	PHP	15,077,070	302,487	2,487
March 15, 2017	USD	70,000	70,000	PLN	295,075	70,421	421
March 15, 2017	USD	698,290	698,290	RUB	43,437,645	697,030	(1,260)
March 15, 2017	USD	330,000	330,000	SEK	3,025,508	333,572	3,572
March 15, 2017	USD	140,000	140,000	SGD	201,922	139,382	(618)
March 15, 2017	USD	10,000	10,000	TRY	35,588	9,929	(71)
March 15, 2017	USD	1,185,118	1,185,118	TWD	37,475,976	1,166,803	(18,315)
March 15, 2017	USD	521,786	521,786	ZAR	7,282,645	522,846	1,060
March 15, 2017	ZAR	141,574	10,164	USD	10,000	10,000	(164)
March 16, 2017	HUF	80,536,270	274,676	USD	270,000	270,000	(4,676)
March 16, 2017	USD	629,668	629,668	HUF	184,963,954	630,836	1,168
May 24, 2017	EUR	4,700,000	4,984,768	USD	5,032,992	5,032,992	48,224
							$1,643,801

(1) Foreign issued security.
(2) Position held in Subsidiary. See Note 1.
(3) J.P. Morgan Securities, Inc. is counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

TOTAL RETURN SWAPS
Counterparty	Referenced Obligation	Rate (paid) received	Termination Date	Notional	Unrealized Appreciation/ (Depreciation)
JPM	JPCMFBAN Index (1)	USD LIBOR 1M +0.70%	12/21/2017	$6,908,101	$(88,019)
JPM	JPCMFMIN Index (2)	USD LIBOR 1M +0.54%	04/26/2017	2,972,360	205,133
JPM	JPEBCSMI Index (3)	CHF LIBOR 1M + 0.30%	04/25/2017	2,702,034	15,197
JPM	JPLPUSIF Index (4)	USD LIBOR 1M +0.50%	12/14/2017	5,057,635	(116,925)
JPM	JPTAOBRL Index (5)	BRL CDI +0.5%	08/30/2017	238,004	13,431
JPM	Korea Stock Exchange KOSPI (6) 200 Index	KRW SYNTHETIC 1M	03/13/2017	645,827	(3,316)
JPM	S&P 500 Consumer Discretionary Sector Index	USD LIBOR 1M -0.20%	03/09/2017	(7,826,961)	206,998
JPM	S&P 500 Health Care Sector Index	USD LIBOR 1M +0.20%	12/14/2017	2,554,097	4,015
JPM	S&P 500 Information Technology Index	USD LIBOR 1M -0.40%	12/14/2017	(5,129,675)	86,568

TOTAL OF TOTAL RETURN SWAPS					$323,082

TOTAL RETURN SWAPS
Counterparty	Buy / Sell Protection	Reference Entity	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount	Up Front Premium Paid / (Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
JPM	Buy	Markit iTraxx Europe Crossover Index	5.00%	12/20/2021	17,300,000 EUR	$(1,438,147)	$(1,804,892)	$(366,745)

TOTAL OF CREDIT DEFAULT SWAP						$(1,438,147)	$(1,804,892)	$(366,745)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPM	Pay	BRL-CDI (7)	11.5850%	01/05/2021	21,484,619 BRL	$99,321
JPM	Pay	USD-ICE-LIBOR (8)	1.3600%	11/03/2021	12,817,000 USD	(340,658)
JPM	Pay	USD-ICE-LIBOR	1.5807%	11/15/2021	40,387,000 USD	(663,518)
JPM	Pay	INR-FBIL-MIBOR-OIS-COMPOUND (9)	6.0600%	11/29/2021	708,677,000 INR	(88,775)
JPM	Pay	INR-FBIL-MIBOR-OIS-COMPOUND	6.1347%	11/29/2021	309,220,000 INR	(23,894)
JPM	Receive	USD-ICE-LIBOR	2.1080%	11/03/2026	14,268,000 USD	387,062
JPM	Receive	USD-ICE-LIBOR	2.4525%	11/16/2026	44,104,000 USD	540,845
JPM	Pay	JPY-ICE-LIBOR	0.2800%	12/14/2026	1,493,218,000 JPY	80,518
JPM	Receive	JPY-ICE-LIBOR	0.9450%	12/14/2046	525,781,000 JPY	(186,343)

TOTAL OF INTEREST RATE SWAPS						$(195,442)

Counterparty abbreviations:
JPM - J.P. Morgan Investment Bank

(1) JPCMFBAN Index is a custom basket of banks.
(2) JPCMFMIN Index is a custom basket of mining companies.
(3) JPEBCSMI Index is a custom basket of Swiss stocks.
(4) JPLPUSIF Index is a custom basket of construction companies.
(5) JPTAOBRL Index is a custom basket of Brazil stocks.
(6) KOSPI - The Korea Composite Stock Price Index
(7) BRL-CDI - Brazil Average One-Day Interbank Deposit
(8) ICE LIBOR - London Interbank Offered Rate
(9) FBIL-MIBOR - Board of Financial Benchmarks India Pvt. Ltd - Mumbai Inter-Bank Offer Rate Overnight Indexed Swaps

BRL - Brazilian Real	JPY - Japanese Yen	RUB Russian Rouble
CHF - Swiss Franc	KRW - South-Korean Won	SEK - Swedish Krona
CLP - Chilean Peso	MXN - Mexican Peso	SGD - Singapore Dollar
EUR - Euro	MYR - Malaysian Ringgit	TRY - Turkish New Lira
HUF - Hungarian Forint	NOK - Norwegian Kroner	TWD - Taiwan Dollar
IDR - Indonesian Rupiah	PHP - Philippine Peso	USD - US Dollar
INR - Indian Rupee	PLN - Polish Zloty	ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2016

FUTURES CONTRACTS
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/(Depreciation)
Amsterdam Exchanges Index	10	$1,017,074	January 2017	$21,245
Australia SPI 200 Index	26	2,641,354	March 2017	49,689
Australian 10 Year Government Bond	(19)	(1,332,746)	March 2017	(8,855)
Australian Dollar	7	504,140	March 2017	(9,328)
Brent Crude (1)	(1)	(56,820)	January 2017	(7,734)
British Pound	(51)	(3,939,113)	March 2017	33,696
CAC 40 Index	75	3,839,291	January 2017	72,629
Canadian 10 Year Government Bond	(31)	(3,175,385)	March 2017	(3,954)
Canadian Dollar	1	74,415	March 2017	433
Cocoa (1)	(20)	(425,200)	March 2017	56,389
Coffee 'C' (1)	2	102,788	March 2017	(21,231)
Copper (1)	3	187,913	March 2017	(8,696)
Corn (1)	(12)	(211,200)	March 2017	2,238
Cotton No. 2 (1)	18	635,850	March 2017	(141)
Crude Oil (1)	(2)	(107,440)	January 2017	(3,070)
DAX Index	12	3,620,603	March 2017	56,260
E-mini Dow	13	1,281,800	March 2017	(9,171)
E-mini S&P 500	441	49,308,210	March 2017	(702,155)
Euro FX Currency	(26)	(3,436,550)	March 2017	(35,177)
EURO STOXX 50 Index	72	2,483,673	March 2017	46,343
Euro-BTP Italian Government Bond	(66)	(9,400,682)	March 2017	(142,066)
Euro-Bund	(46)	(7,948,483)	March 2017	(179,200)
Euro-BUXL 30 Year Bond	(1)	(182,656)	March 2017	(4,717)
Euro-OAT	(73)	(11,666,414)	March 2017	(127,446)
Feeder Cattle (1)	(1)	(62,550)	March 2017	(1,670)
Financial Times Stock Exchange 100 Index	73	6,342,585	March 2017	104,807
FTSE/JSE TOP 40 Index	(12)	(387,128)	March 2017	2,937
FTSE/MIB Index	8	808,649	March 2017	15,406
Gold 100 oz (1)	44	5,067,480	February 2017	(595,756)
Hang Seng China Enterprises Index	5	302,663	January 2017	6,294
Hang Seng Index	8	1,132,865	January 2017	21,114
Hard Red Winter Wheat (1)	(11)	(230,175)	March 2017	2,829
IBEX 35 Index	14	1,372,530	January 2017	11,359
Japanese Yen	(30)	(3,223,875)	March 2017	(38,336)
Lean Hogs (1)	(4)	(105,840)	February 2017	(14,482)
Live Cattle (1)	(4)	(185,680)	February 2017	(11,142)
London Metal Exchange Copper (1)	1	138,150	January 2017	1,334
London Metal Exchange Copper (1)	(1)	(138,150)	January 2017	6,972
London Metal Exchange Copper (1)	1	138,256	February 2017	(6,947)
London Metal Exchange Lead (1)	6	300,525	January 2017	(21,243)
London Metal Exchange Lead (1)	(6)	(300,525)	January 2017	47,704
London Metal Exchange Lead (1)	4	200,750	February 2017	(24,468)
London Metal Exchange Nickel (1)	4	239,400	January 2017	(35,838)
London Metal Exchange Nickel (1)	(4)	(239,400)	January 2017	32,874
London Metal Exchange Nickel (1)	3	179,874	February 2017	(24,174)
London Metal Exchange Primary Aluminum (1)	7	296,450	January 2017	(8,164)
London Metal Exchange Primary Aluminum (1)	(7)	(296,450)	January 2017	6,279
London Metal Exchange Primary Aluminum (1)	10	422,563	February 2017	(9,251)
London Metal Exchange Tin (1)	4	424,000	January 2017	(4,612)
London Metal Exchange Tin (1)	(4)	(424,000)	January 2017	223
London Metal Exchange Tin (1)	4	423,700	February 2017	3,203
London Metal Exchange Zinc (1)	5	320,438	January 2017	10,392
London Metal Exchange Zinc (1)	(5)	(320,438)	January 2017	18,742
London Metal Exchange Zinc (1)	3	192,619	February 2017	(11,053)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2016

FUTURES CONTRACTS (Continued)
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Gilt	(62)	$(9,614,577)	March 2017	$(194,796)
Mexican Peso	(24)	(575,640)	March 2017	1,460
mini MSCI Emerging Markets Index	(149)	(6,398,805)	March 2017	172,494
MSCI Taiwan Stock Index	17	584,460	January 2017	7,429
NASDAQ 100 E-mini	8	778,240	March 2017	(12,051)
Natural Gas (1)	2	74,480	January 2017	1,655
New Zealand Dollar	16	1,107,840	March 2017	(15,161)
OMX Nordic Exchange	90	1,500,560	January 2017	(26,155)
Palladium (1)	3	204,975	March 2017	(19,742)
Platinum (1)	(7)	(316,995)	April 2017	9,701
RBOB Gasoline (1)	1	70,178	January 2017	1,442
Red Spring Wheat (1)	10	269,000	March 2017	2,375
Robusta Coffee (1)	12	256,560	March 2017	14,824
Russell 2000 Mini Index	10	678,450	March 2017	(8,638)
S&P/Toronto Stock Exchange 60 Index	33	4,408,848	March 2017	2,362
SGX MSCI Singapore Index	36	795,001	January 2017	(5,390)
SGX Nikkei 225 Index	99	8,076,706	March 2017	280,605
Soybean (1)	6	301,200	March 2017	(10,719)
Soybean Meal (1)	1	31,660	March 2017	(283)
Soybean Oil (1)	8	166,368	March 2017	(12,853)
Sugar No. 11 (1)	(3)	(65,554)	May 2017	(4,467)
Swiss Franc	(1)	(123,325)	March 2017	(1,227)
U.S. 2 Year Treasury Note	(84)	(18,201,750)	March 2017	6,482
U.S. 10 Year Treasury Note	318	39,521,438	March 2017	48,955
U.S. Treasury Long Bond	(10)	(1,506,563)	March 2017	4,075
Wheat (1)	(10)	(204,000)	March 2017	6,344
White Sugar (1)	1	26,210	February 2017	693
				$(1,189,272)
(1) Position held in Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

Assets
Investments, at value (cost $178,519,630)	$177,299,096
Purchased options, at value (premiums paid $1,599,405)	2,065,171
Total Investments (cost and premiums paid $180,119,035)	179,364,267

Cash	2,906,924
Cash collateral for derivative instruments	15,780,000
Deposits with brokers for derivative instruments	21,115,472
Foreign currency, at value (proceeds $2,461,138)	2,450,052
Unrealized appreciation on forward currency contracts	1,643,801
Unrealized appreciation on swaps	1,639,088
Prepaid expenses	3,347
Total Assets	224,902,951

Liabilities
Written options, at value (premiums received $592,620)	897,331
Premiums received from swaps	1,438,147
Unrealized depreciation on swaps	1,878,193
Payables:
Payable to Custodian	158,810
Payable to Broker	3,695
Fund shares redeemed	950,496
Due to Investment Adviser	129,742
Accrued Distribution fees	162
Other accrued expenses	69,410
Total Liabilities	5,525,986

Net Assets	$219,376,965

COMPONENTS OF NET ASSETS
Paid-in capital	$215,831,284
Undistributed net investment loss	(1,661,935)
Accumulated net realized gain on investments, purchased options, future and forward currency contracts, written options, foreign currency, and swap contracts	6,062,757
Net unrealized appreciation/depreciation on:
Investments	(1,220,534)
Purchased options	465,766
Future contracts	(1,189,272)
Forward currency contracts	1,643,801
Written options	(304,711)
Foreign currency	(11,086)
Swap contracts	(239,105)
Net Assets	$219,376,965

Advisor Class:
Net assets applicable to shares outstanding	$102,598
Shares outstanding (unlimited shares authorized with $0.01 par value)	10,535
Net Asset Value, Redemption Price and Offering Price Per Share	$9.74

Institutional Class:
Net assets applicable to shares outstanding	$1,050,785
Shares outstanding (unlimited shares authorized with $0.01 par value)	107,701
Net Asset Value, Redemption Price and Offering Price Per Share	$9.76

Super Institutional Class:
Net assets applicable to shares outstanding	$218,223,582
Shares outstanding (unlimited shares authorized with $0.01 par value)	22,361,190
Net Asset Value, Redemption Price and Offering Price Per Share	$9.76

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
December 31, 2016 (Unaudited)

Investment Income
Interest	$241,903
Total Investment Income	241,903

Expenses
Management fees	934,196
Administration fees	126,954
Transfer agent fees	42,294
Other expenses	24,527
Registration fees	18,443
Custody fees	17,313
Legal fees	12,353
Interest expense	11,998
Audit fees	11,308
Trustees fees	7,278
Compliance fees	6,692
Miscellaneous expenses	6,056
Reports to shareholders	4,040
Insurance expense	1,700
Distribution fees	127
Shareholder servicing fees	66
Total expenses	1,225,345
Less: Expense waived by the Adviser (Note 3)	(121,727)
Net expenses	1,103,618

Net Investment Loss	(861,715)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(776,976)
Purchased options	1,074,766
Future contracts	8,009,764
Forward currency contracts	2,241,374
Written options	474,360
Foreign currency	33,780
Swap contracts	(2,696,083)
Net realized gain	8,360,985
Net change in unrealized appreciation/depreciation on:
Investments	(869,371)
Purchased options	520,736
Future contracts	(1,968,777)
Forward currency contracts	815,933
Written options	(750,040)
Foreign currency	10,429
Swap contracts	(191,895)
Net change in appreciation/depreciation	(2,432,985)

Net realized gain on investments, purchased options, future and forward currency
contracts, written options, foreign currency, and swap contracts	5,928,000

Net Increase in Net Assets from Operations	$5,066,285

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Changes in Net Assets

Operations	For the Period ended December 31, 2016 (Unaudited)	For the Period ended June 30, 2016
Net investment loss	$(861,715)	$(436,091)
Net realized gain (loss) on investments, purchased options, future and forward currency contracts,
written options, foreign currency, and swap contracts	8,360,985	(2,080,957)
Net change in unrealized appreciation/depreciation on investments, purchased options,
future and forward currency contracts, written options, foreign currency, and swap contracts	(2,432,985)	1,577,844
Net increase (decrease) in net assets resulting from operations	5,066,285	(939,204)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Advisor Class *	(355)
Institutional Class **	(4,181)
Super Institutional Class **	(892,348)
Net decrease in net assets resulting from distributions paid	(896,884)	-

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class *	-	100,000
Institutional Class **	-	15,049,950
Super Institutional Class **	60,293,039	163,415,408
Proceeds from reinvestment of distributions
Advisor Class *	302	-
Institutional Class **	3,554	-
Super Institutional Class **	823,975	-
Cost of units redeemed
Advisor Class *	-	-
Institutional Class **	-	(13,250,018)
Super Institutional Class **	(6,342,867)	(3,946,575)
Net increase in net assets from capital transactions	54,778,003	161,368,765

Total increase in net assets	58,947,404	160,429,561

Net Assets
Beginning of period	160,429,561	-
End of period	$219,376,965	$160,429,561

Undistributed net investment income (loss)	$(1,661,935)	$96,664

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	31	10,504
Shares redeemed	-	-
Net increase in shares outstanding	31	10,504

Institutional Class
Shares sold	363	1,505,209
Shares redeemed	-	(1,397,871)
Net increase in shares outstanding	363	107,338

Super Institutional Class
Shares sold	6,342,830	17,081,016
Shares redeemed	(650,915)	(411,741)
Net increase in shares outstanding	5,691,915	16,669,275

* Inception date on May 11, 2016.
** Inception date on July 31, 2015.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Advisor Class

For a capital share outstanding throughout the period
	For the Period Ended December 31, 2016 (Unaudited)			For the Period May 11, 2016* through June 30, 2016
Net asset value, beginning of period	$9.55			$9.52

Income (loss) from investment operations:
Net investment loss (1)	(0.05)			(0.02)
Net realized and unrealized gain on investments	0.24	(7)		0.05	(7)
Total from investment operations	0.19			0.03

Net asset value, end of period	$9.74			$9.55

Total return	2.24%	(2)		0.32%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103			$100
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.49%	(3	)(4)	1.85%	(3	)(4)
After fees waived by the Adviser	1.41%	(3	)(4)	1.46%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-1.26%	(3	)(5)	-1.65%	(3	)(5)
After fees waived by the Adviser	-1.18%	(3	)(5)	-1.26%	(3	)(5)
Portfolio turnover rate	0%	(2	)(6)	54%	(2	)(6)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.48% and 1.40%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -1.25% and -1.17%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

(7)
The amount of net realized and unrealized gain (loss) on investment per share for the period ended December 31, 2016 does not accord amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the period
	For the Period Ended December 31, 2016 (Unaudited)			For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.56			$10.00

Loss from investment operations:
Net investment loss (1)	(0.04)			(0.09)
Net realized and unrealized gain (loss) on investments	0.24			(0.35)
Total from investment operations	0.20			(0.44)

Net asset value, end of period	$9.76			$9.56

Total return	2.39%	(2)		-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,051			$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.17%	(3	)(4)	1.55%	(3	)(4)
After fees waived by the Adviser	1.13%	(3	)(4)	1.16%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-0.94%	(3	)(5)	-1.44%	(3	)(5)
After fees waived by the Adviser	-0.90%	(3	)(5)	-1.05%	(3	)(5)
Portfolio turnover rate	0%	(2	)(6)	54%	(2	)(6)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.16% and 1.12%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -0.93% and -0.89%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the period
	For the Period Ended December 31, 2016 (Unaudited)			For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.56			$10.00

Loss from investment operations:
Net investment loss (1)	(0.04)			(0.06)
Net realized and unrealized gain (loss) on investments	0.24			(0.38)
Total from investment operations	0.20			(0.44)

Net asset value, end of period	$9.76			$9.56

Total return	2.39%	(2)		-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$218,224			$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.18%	(3	)(4)	1.45%	(3	)(4)
After fees waived by the Adviser	1.06%	(3	)(4)	1.06%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-0.95%	(3	)(5)	-1.05%	(3	)(5)
After fees waived by the Adviser	-0.83%	(3	)(5)	-0.66%	(3	)(5)
Portfolio turnover rate	0%	(2	)(6)	54%	(2	)(6)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.17% and 1.05%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended December 31, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -0.94% and -0.82%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers three classes of shares: Advisor Class, Institutional Class, and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2016 the Fund’s investment in the Subsidiary represented 2.39% of the Fund’s net assets.  The results from operations of Subsidiary were as follows:

Net investment loss	$(23,460)
Net realized loss	(530,972)
Net change in unrealized appreciation (depreciation)	(333,438)
Net decrease in net assets resulting from Operations	$(935,338)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At December 31, 2016, the investment held in the Subsidiary was $5,252,803; there were $608,765 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 368 options and 266 futures contracts as detailed in the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2016:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options	$2,005,881	$59,290	$-	$2,065,171
Short-Term Investments	-	177,299,096	-	177,299,096
Total Investments	$2,005,881	$177,358,386	$-	$179,364,267

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments*
Written Options	$(897,331)	$-	$-	$(897,331)
Forward Currency Contracts	-	1,643,801	-	1,643,801
Total Return Swaps	-	323,082	-	323,082
Credit Default Swap	-	(366,745)	-	(366,745)
Interest Rate Swaps	-	(195,442)	-	(195,442)
Future Contracts	(1,189,272)	-	-	(1,189,272)
Total Other Financial Instruments	$(2,086,603)	$1,404,696	$-	$(681,907)

* Forward Currency Contracts, Total Return Swaps, Credit Default Swap, Interest Rate Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, may not be reflected in the financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the period ended December 31, 2016, include forward currency contracts, purchased and written options, future contracts, total return swaps, credit default swaps and interest rate swaps.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

The Fund both purchased and wrote currency options contracts during the period ended December 31, 2016. The Fund had purchased option contracts outstanding as listed on the Consolidated Schedule of Investments.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future.   The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The Fund entered into forward currency and futures contracts during the period ended December 31, 2016. The Fund had outstanding forward currency and futures contracts as listed on the Consolidated Schedule of Investments.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps.  The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments.  The value of an interest rate swap will change based on the tie spread between the rates.

The Fund also engages in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2016:

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

	Consolidated Statement of Assets and Liabilities Location
	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (1)
Interest rate contracts	$92,359	$-	$1,107,746	$59,512
Currency contracts	59,290	1,643,801	-	35,589
Equity contracts	1,913,522	-	531,342	870,973
Commodity contracts	-	-	-	226,213
Total	$2,065,171	$1,643,801	$1,639,088	$1,192,287

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (1)
Credit contracts	$-	$-	$(366,745)	$-
Interest rate contracts	-	-	(1,303,188)	(661,034)
Currency contracts	-	-	-	(99,229)
Equity contracts	(897,331)	-	(208,260)	(763,560)
Commodity contracts	-	-	-	(857,736)
Total	$(897,331)	$-	$(1,878,193)	$(2,381,559)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2016:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate contracts	$(452,277)	$264,608	$-	$194,354	$357,869	$1,097,369
Commodity contracts	-	(516,979)	-	-	-	(1,239,591)
Credit contracts	-	-	-	-	(632,478)	(632,478)
Currency contracts	1,859,711	564,973	2,241,374	(36,723)	-	4,629,335
Equity contracts	(1,158,342)	7,697,162	-	316,729	(2,239,577)	4,605,769
Volatility contracts	643,777	-	-	-	-	643,777
Total	$892,869	$8,009,764	$2,241,374	$474,360	$(2,514,186)	$9,104,181

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Swaps	Total
Interest rate contracts	$(68,900)	$(601,939)	$-	$-	$(195,442)	$(866,281)
Commodity contracts	-	(937,837)	-	-	-	(937,837)
Credit contracts	-	-	-	-	(365,287)	(365,287)
Currency contracts	(227,987)	(203,908)	815,933	(445,329)	-	(61,291)
Equity contracts	869,428	(225,093)	-	(304,711)	368,834	708,458
Volatility Contracts	(51,805)	-	-	-	-	(51,805)
Total	$520,736	$(1,968,777)	$815,933	$(750,040)	$(191,895)	$(1,574,043)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2016 is set forth below:
Derivative Type	Unit of Measure	Average Quantity
Credit default swap	Notional Amount	16,916,833	EUR
Interest rate swap	Notional Amount	$79,830,605
Total return swaps – Long	Notional Amount	$16,441,688
Total return swaps – Short	Notional Amount	$(12,199,850)
Forward currency contracts	Notional Amount	$183,471,840
Futures – Long	Notional Amount	$139,929,556
Futures – Short	Notional Amount	$(59,430,508)
Purchased options	Contracts	918
Purchased binary options	Notional Amount	$1,235,000
Purchased currency options	Notional Amount	$1,514,187,482
Written options	Contracts	(638)
Written currency options	Notional Amount	$(46,385,645)

The following table shows the Fund’s written options transactions for the period ended December 31, 2016:
	Contracts	Notional	Premiums
Balance at June 30, 2016	-	$(93,844,860)	$(627,103)
Options written	(4,141)	(97,099,360)	(2,410,361)
Option assignments	-	-	-
Options purchased to cover	3,150	136,578,220	1,992,854
Option expirations	52	54,366,000	451,990
Balance at December 31, 2016	(939)	$-	$(592,620)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2016:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options
J.P. Morgan Chase	$59,290	$-	$59,290	$-	$-	$59,290
Morgan Stanley	2,005,881	-	2,005,881	(897,331)	-	1,108,550
Futures Contracts (2)
Morgan Stanley	1,192,287	(1,192,287)	-	-	-	-
Forward Contracts
J.P. Morgan Chase	2,098,275	(454,474)	1,643,801	-	-	1,643,801
Swaps Contracts
J.P. Morgan Chase	1,639,088	-	1,639,088	(1,639,088)	-	-
	$6,994,821	$(1,646,761)	$5,348,060	$(2,536,419)	$-	$2,811,641

Liabilities:
Written Options
Morgan Stanley	$(897,331)	$-	$(897,331)	$897,331	$-	$-
Futures Contracts (2)
Morgan Stanley	(2,381,559)	1,192,287	(1,189,272)	-	1,189,272	-
Forward Contracts
J.P. Morgan Chase	(454,474)	454,474	-	-	-	-
Swaps Contracts
J.P. Morgan Chase	(1,878,193)	-	(1,878,193)	1,639,088	239,105	-
	$(5,611,557)	$1,646,761	$(3,964,796)	$2,536,419	$1,428,377	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the period ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

(g) Restricted Cash & Deposits with Broker

At December 31, 2016, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On December 31, 2016, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$15,780,000	$3,808,750
Morgan Stanley	-	17,306,722
Total	$15,780,000	$21,115,472

(1)	Excludes non-pledged cash or collateral held by broker.

The amount presented as Receivable from Broker on the Consolidated Statement of Assets and Liabilities includes cash and variation margin.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding shareholder servicing fees, taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. Prior to October 31, 2016, the Fund’s expenses were capped at 1.45%, 1.15% and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Classes, respectively, and shareholder servicing fees were subject to the expense cap.

The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended December 31, 2016, the amount of expenses waived by the Adviser was $121,727, which may be recaptured by the Adviser through December 31, 2019.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $7,278 for their services and reimbursement of travel expenses during the period ended December 31, 2016. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

Note 4 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2016, were as follows:

Purchases	$0
Sales	$6,543,266

Note 5 – Federal Income Tax Information

At June 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$122,293,592
Gross Unrealized Appreciation	507,983
Gross Unrealized Depreciation	(914,116)
Net Unrealized Appreciation (Depreciation) on Investments	(406,133)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2016, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid In Capital
$ 532,755	$ (217,271)	$ (315,484)

There were no distributions paid during the period ended June 30, 2016.

As of June 30, 2016, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$896,884
Undistributed Long-term Capital Gains	-
Accumulated Earnings	896,884
Unrealized Appreciation (Depreciation)	(406,133)
Capital Loss carryforward	(1,531,402)
Other book/tax temporary differences	416,931
Total Accumulated Earnings (Deficit)	$(623,720)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of June 30, 2016 the Fund had no post-October losses.

At June 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ (1,012,587)	$ (518,815)	$ (1,531,402)

Note 6 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2016 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 8 – New Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2016 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the period ended June 30, 2016, is available without charge, upon request, by calling 1-855-538-5278 and on the Securities and Exchange Commission’s website at www.sec.gov.

Approval of Investment Advisory Agreement
At a meeting held on August 16 and 17, 2016, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (“1919” or the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of Fulcrum, including information regarding its compliance program, its chief compliance officer and Fulcrum’s compliance record, and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Fulcrum and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Fulcrum had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2016 (Unaudited) (Continued)

•
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks.  With respect to the Fund, the Board considered that the Fund had underperformed relative to its peer group, the Fund’s benchmark index, and further, that the Fund had not yet achieved a full calendar year of performance results.

•
The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes.  The Board noted that the Fund’s advisory fee and net expense ratio was lower than its peer group median and average.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Fulcrum were fair and reasonable.

•
With respect to the Fund, the Trustees considered Fulcrum’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of Fulcrum from managing the Fund.  In assessing Fulcrum’s profitability, the Trustees reviewed Fulcrum’s financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Fulcrum from managing the Fund.  The Trustees concluded that Fulcrum’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Fulcrum appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President

Date   March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President

Date   March 7, 2017

By  /s/ Russell B. Simon
       Russell B. Simon, Treasurer

Date   March 7, 2017